UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         London, United Kingdom  W1S 3LG

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     October 23, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $438,831 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    38468   674401 SH       SOLE                   503445    33500   137456
AMDOCS LTD                     ORD              G02602103    21491   577857 SH       SOLE                   425034    28197   124626
AUTODESK INC                   COM              052769106    23086   461991 SH       SOLE                   347471    23089    91431
BECTON DICKINSON & CO          COM              075887109    30650   373554 SH       SOLE                   281984    18300    73270
BLACKBAUD INC                  COM              09227Q100    19558   774873 SH       SOLE                   583745    37890   153238
DONALDSON INC                  COM              257651109    10920   261485 SH       SOLE                   196821    12977    51687
GENERAL ELECTRIC CO            COM              369604103    29475   711954 SH       SOLE                   537122    35706   139126
GREENHILL & CO INC             COM              395259104    21970   359872 SH       SOLE                   271496    18070    70306
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     7081    66100 SH       SOLE                    49800     3300    13000
JOHNSON CTLS INC               COM              478366107    47609   403093 SH       SOLE                   303994    20000    79099
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    15196   194247 SH       SOLE                   146249     9600    38398
METABOLIX INC                  COM              591018809     6672   275000 SH       SOLE                   275000        0        0
MILLIPORE CORP                 COM              601073109    18780   247751 SH       SOLE                   186239    12291    49221
MUELLER WTR PRODS INC          COM SER B        624758207     9603   873000 SH       SOLE                   652301    43374   177325
NORTHERN TR CORP               COM              665859104    25315   381997 SH       SOLE                   287254    19027    75716
PROCTER & GAMBLE CO            COM              742718109    28608   406712 SH       SOLE                   306118    20300    80294
SPDR TR                        UNIT SER 1       78462F103      504     3300 SH       SOLE                        0     3300        0
STAPLES INC                    COM              855030102    18173   845671 SH       SOLE                   636464    41900   167307
TECHNE CORP                    COM              878377100    26163   414760 SH       SOLE                   323103    20800    70857
UBS AG                         SHS NEW          H89231338    12835   239511 SH       SOLE                   182493    12000    45018
VARIAN MED SYS INC             COM              92220P105     9952   237565 SH       SOLE                   177863    11600    48102
WATERS CORP                    COM              941848103    16722   249887 SH       SOLE                   187963    12400    49524